Share-based Payment - Schedule of Warrant Activity (Detail)	12 Months Ended
	Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares
Disclosure Of Warrant Activity [line items]
Ending balance	5,222,591
Beginning balance	€ 93.25	€ 86.38	€ 81.3
Ending balance	€ 103.24	€ 93.25	€ 86.38
Warrants [member]
Disclosure Of Warrant Activity [line items]
Beginning balance	6,204,122	6,523,784	6,864,011
Granted during the year	434,883	504,105	395,275
Exercised during the year	(1,287,921)	(682,048)	(555,144)
Forfeited during the year	(128,243)	(141,719)	(180,358)
Expired during the year	(250)
Ending balance	5,222,591	6,204,122	6,523,784
Vested at the reporting date	4,419,487	5,226,643	5,273,056
Granted during the year	€ 148.06	€ 122.48	€ 91.07
Exercised during the year	68.76	43.35	17.76
Forfeited during the year	109.52	107.85	115.79
Expired during the year	15.68
Ending balance	103.24
Vested at the reporting date	€ 97.98	€ 89.33	€ 80.02